CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Net income (loss)	[1]	¥ 412,532	¥ (390,707)
Other comprehensive income (loss), net of tax		217,532	260,349
Total comprehensive income (loss)		630,065	(130,358)
Less: Total comprehensive income (loss) attributable to noncontrolling interests		106,744	(10,205)
Total comprehensive income (loss) attributable to MHFG shareholders		¥ 523,321	¥ (120,153)

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”